Risk Management - Disclosure of loans and advances at amortised cost by product (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	£ 1,447,738	£ 1,484,982
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(6,252)	(6,175)
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 342,747	£ 353,292
Coverage ratio	1.60%	1.50%
Financial assets at amortised cost | Loans and advances at amortised cost | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 348,468	£ 358,842
Financial assets at amortised cost | Loans and advances at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 5,721	£ 5,550
Coverage ratio	1.60%	1.50%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 300,666	£ 307,773
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 301,585	£ 308,821
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 919	£ 1,048
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 37,425	£ 40,652
Coverage ratio	5.70%	5.30%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 39,692	£ 42,935
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 2,267	£ 2,283
Coverage ratio	5.70%	5.30%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 4,656	£ 4,867
Coverage ratio	35.30%	31.30%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 7,191	£ 7,086
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 2,535	£ 2,219
Coverage ratio	35.30%	31.30%
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 171,512	£ 173,770
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 172,095	£ 174,286
Financial assets at amortised cost | Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	583	516
Financial assets at amortised cost | Retail mortgages | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 150,152	£ 153,643
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 150,202	£ 153,672
Financial assets at amortised cost | Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	50	29
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 19,364	£ 18,127
Coverage ratio	0.50%	0.40%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 19,469	£ 18,200
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	105	73
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 1,996	£ 2,000
Coverage ratio	17.70%	17.10%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,424	£ 2,414
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	428	414
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 34,221	£ 34,584
Coverage ratio	9.20%	8.10%
Financial assets at amortised cost | Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 37,707	£ 37,617
Financial assets at amortised cost | Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,486	3,033
Financial assets at amortised cost | Retail credit cards | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 29,886	£ 29,330
Coverage ratio	1.70%	1.50%
Financial assets at amortised cost | Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 30,409	£ 29,788
Financial assets at amortised cost | Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	523	458
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 3,948	£ 4,829
Coverage ratio	29.20%	25.10%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 5,578	£ 6,449
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,630	1,620
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 387	£ 425
Coverage ratio	77.50%	69.20%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,720	£ 1,380
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,333	955
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 9,952	£ 15,084
Coverage ratio	3.40%	3.70%
Financial assets at amortised cost | Retail other | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 10,305	£ 15,658
Financial assets at amortised cost | Retail other | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	353	574
Financial assets at amortised cost | Retail other | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 8,410	£ 13,370
Coverage ratio	0.70%	0.70%
Financial assets at amortised cost | Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 8,469	£ 13,470
Financial assets at amortised cost | Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	59	100
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,225	£ 1,302
Coverage ratio	8.80%	11.30%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,343	£ 1,468
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	118	166
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 317	£ 412
Coverage ratio	35.70%	42.80%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 493	£ 720
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	176	308
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 127,062	£ 129,854
Coverage ratio	1.00%	1.10%
Financial assets at amortised cost | Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 128,361	£ 131,281
Financial assets at amortised cost | Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,299	1,427
Financial assets at amortised cost | Corporate loans | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 112,218	£ 111,430
Coverage ratio	0.30%	0.40%
Financial assets at amortised cost | Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 112,505	£ 111,891
Financial assets at amortised cost | Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	287	461
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 12,888	£ 16,394
Coverage ratio	3.10%	2.50%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 13,302	£ 16,818
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	414	424
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 1,956	£ 2,030
Coverage ratio	23.40%	21.10%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,554	£ 2,572
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	598	542
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 33,935	£ 37,599
Coverage ratio	5.10%	4.80%
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 35,746	£ 39,505
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,811	1,906
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 16,761	£ 15,937
Coverage ratio	0.40%	0.30%
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 16,834	£ 15,990
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	73	53
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 3,601	£ 4,397
Coverage ratio	25.90%	23.30%
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 4,858	£ 5,731
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,257	1,334
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,012	£ 1,114
Coverage ratio	7.50%	9.60%
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,094	£ 1,232
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	82	118
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 12,561	£ 16,151
Coverage ratio	3.10%	2.40%
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 12,960	£ 16,552
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	399	401
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 2,456	£ 2,085
Coverage ratio	7.90%	6.50%
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,668	£ 2,231
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	212	146
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,951	£ 1,673
Coverage ratio	1.00%	0.70%
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,971	£ 1,684
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	20	11
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 226	£ 184
Coverage ratio	42.30%	35.20%
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 392	£ 284
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	166	100
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 108	£ 82
Coverage ratio	14.30%	21.20%
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 126	£ 104
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	18	22
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 171	£ 146
Coverage ratio	4.50%	8.20%
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 179	£ 159
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	8	13
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,034	£ 968
Coverage ratio	19.10%	19.30%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,278	£ 1,199
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	244	231
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 652	£ 517
Coverage ratio	1.80%	1.70%
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 664	£ 526
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	12	9
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 121	£ 248
Coverage ratio	63.10%	42.90%
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 328	£ 434
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	207	186
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 105	£ 106
Coverage ratio	14.60%	19.70%
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 123	£ 132
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	18	26
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 156	£ 97
Coverage ratio	4.30%	9.30%
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 163	£ 107
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 7	£ 10